STOCK-BASED COMPENSATION (Details) - Schedule of employee and nonemployee stock option activity - Cepton Technologies, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
STOCK-BASED COMPENSATION (Details) - Schedule of employee and nonemployee stock option activity [Line Items]
Options Outstanding Shares, Beginning Balance	5,221,283
Options Outstanding Weighted Average Exercise Price, Beginning Balance	$ 1.43
Options Outstanding Weighted Average Remaining Contract Term (in years), Beginning Balance	7 years 7 months 6 days
Options Outstanding Aggregate Intrinsic Value, Beginning Balance	$ 8,550
Options Outstanding Shares, Ending Balance	7,075,268	5,221,283
Options Outstanding Weighted Average Exercise Price, Ending Balance	$ 4.45	$ 1.43
Options Outstanding Weighted Average Remaining Contract Term (in years), Ending Balance	7 years 10 months 24 days
Options Outstanding Aggregate Intrinsic Value, Ending Balance	$ 60,890	$ 8,550
Options Outstanding Shares, Exercisable	3,168,956
Options Outstanding Weighted Average Exercise Price, Exercisable	$ 1.07
Options Outstanding Weighted Average Remaining Contract Term (in years), Exercisable	6 years 3 months 18 days
Options Outstanding Aggregate Intrinsic Value, Exercisable	$ 37,994
Options Outstanding Shares, Vested and expected to vest	7,075,268	5,221,283
Options Outstanding Weighted Average Exercise Price, Vested and expected to vest	$ 4.45
Options Outstanding Weighted Average Remaining Contract Term (in years), Vested and expected to vest	7 years 10 months 24 days
Options Outstanding Aggregate Intrinsic Value, Vested and expected to vest	$ 60,890
Options Outstanding Shares, Granted	2,214,670	1,705,000	1,442,000
Options Outstanding Weighted Average Exercise Price, Granted	$ 11.48	$ 2.39	$ 1.97
Options Outstanding Shares, Exercised	(190,602)	(305,091)	(135,833)
Options Outstanding Weighted Average Exercise Price, Exercised	$ 1.36
Options Outstanding Shares, Expired/Forfeited	(170,083)
Options Outstanding Weighted Average Exercise Price, Expired/Forfeited	$ 6.67	$ 1.53	$ 1.06